INTEREST REVENUE AND EXPENSE	12 Months Ended
Dec. 31, 2015
Interest Revenue (Expense), Net [Abstract]
INTEREST REVENUE AND EXPENSE
INTEREST REVENUE AND EXPENSE
Interest revenue and Interest expense consisted of the following:

In millions of dollars	2015	2014	2013
Interest revenue
Loan interest, including fees	$40,510	$44,776	$45,580
Deposits with banks	727	959	1,026
Federal funds sold and securities borrowed or purchased under agreements to resell	2,516	2,366	2,566
Investments, including dividends	7,017	7,195	6,919
Trading account assets(1)	5,942	5,880	6,277
Other interest(2)	1,839	507	602
Total interest revenue	$58,551	$61,683	$62,970
Interest expense
Deposits(3)	$5,052	$5,692	$6,236
Federal funds purchased and securities loaned or sold under agreements to repurchase	1,614	1,895	2,339
Trading account liabilities(1)	216	168	169
Short-term borrowings	522	580	597
Long-term debt	4,517	5,355	6,836
Total interest expense	$11,921	$13,690	$16,177
Net interest revenue	$46,630	$47,993	$46,793
Provision for loan losses	7,108	6,828	7,604
Net interest revenue after provision for loan losses	$39,522	$41,165	$39,189

(1)	Interest expense on Trading account liabilities of ICG is reported as a reduction of interest revenue from Trading account assets.

(2)	During 2015, interest earned related to assets of significant disposals (primarily OneMain Financial) were reclassified into Other interest.

(3)	Includes deposit insurance fees and charges of $1,118 million and $1,038 million and $1,132 million for 2015, 2014 and 2013, respectively.